UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 1, 2007
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: 3,897,690


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                     FORM 13F INFORMATION TABLE
                                                              Value   Shares/  Sh/ Put/ Invstmt Other             Voting Authority
Name of Issuer                 TITLE OF CLASS  CUSIP          (x$1000 Prn Amt  Prn Call Dscretn Managers    Sole   Shared  None
------------------------------ --------------  ---------      --------------- ---  ---- -------  ---------  ------ ------- -------
AMB Property Corp.             COM             00163T109        88207 1500373  SH      Sole                 700291        800082
                                                                  616   10470  SH      Defined  01           10470             0
Acadia Realty Trust            COM             004239109          920   35312  SH      Sole                  35312             0
                                                                  597   22900  SH      Defined  01           22900             0
Alexander's Inc                COM             014752109         1872    4546  SH      Sole                   4546             0
                                                                 1379    3350  SH      Defined  01            3350             0
Alexandria Real Estate Equitie COM             015271109        43174  430149  SH      Sole                 203399        226750
                                                                  593    5910  SH      Defined  01            5910             0
Archstone-Smith Trust          COM             039583109         1980   36479  SH      Sole                  36479             0
                                                                 1296   23870  SH      Defined  01           23870             0
AvalonBay Communities, Inc.    COM             053484101       292923 2253255  SH      Sole                1190615       1062640
                                                                 2223   17100  SH      Defined  01           17100             0
BRE Properties, Inc.           COM             05564E106       138698 2196329  SH      Sole                1117882       1078447
                                                                 1302   20610  SH      Defined  01           20610             0
Biomed Realty Trust            COM             09063H107          347   13225  SH      Sole                  13225             0
                                                                  231    8800  SH      Defined  01            8800             0
Boston Properties, Inc.        COM             101121101       219437 1869140  SH      Sole                 912353        956787
                                                                 2254   19200  SH      Defined  01           19200             0
Brandywine Realty Trust        COM             105368203         1575   47144  SH      Defined  01           47144             0
Brookfield Properties Corp.    COM             112900105       165026 4094939  SH      Sole                2192560       1902379
                                                                  987   24500  SH      Defined  01           24500             0
CBL & Associates Properties, I COM             124830100          208    4644  SH      Sole                   4644             0
                                                                  145    3240  SH      Defined  01            3240             0
Camden Property Trust          COM             133131102        62280  885795  SH      Sole                 418605        467190
                                                                  582    8280  SH      Defined  01            8280             0
Cedar Shopping Centers, Inc.   COM             150602209         1388   85700  SH      Defined  01           85700             0
Colonial Properties Trust      COM             195872106         1570   34358  SH      Sole                  34358             0
                                                                   95    2090  SH      Defined  01            2090             0
Corporate Office Properties    COM             22002T108       116214 2544095  SH      Sole                1367502       1176593
                                                                  754   16500  SH      Defined  01           16500             0
Crescent Real Estate Equities  COM             225756105           52    2600  SH      Defined  01            2600             0
Developers Diversified Realty  COM             251591103           47     750  SH      Defined  01             750             0
DiamondRock Hospitality        COM             252784301        93791 4936385  SH      Sole                2497385       2439000
Dividend Capital Trust, Inc    COM             233153105           33    2789  SH      Defined  01            2789             0
Douglas Emmett Inc.            COM             25960P109        29624 1160361  SH      Sole                 764986        395375
                                                                 1494   58500  SH      Defined  01           58500             0
Duke Realty Corporation        COM             264411505          188    4326  SH      Sole                   4326             0
                                                                  112    2580  SH      Defined  01            2580             0
Equity Inns Inc.               COM             294703103         1152   70300  SH      Defined  01           70300             0
Equity Lifestyle Properties    COM             29472R108        16451  304600  SH      Sole                 133300        171300
Equity Residential             COM             29476L107       247769 5137235  SH      Sole                2746042       2391193
                                                                 2555   52970  SH      Defined  01           52970             0
Essex Property Trust, Inc.     COM             297178105       154656 1194442  SH      Sole                 656392        538050
                                                                 1095    8460  SH      Defined  01            8460             0
Federal Realty Investment Trus COM             313747206        85488  943368  SH      Sole                 460073        483295
                                                                 1109   12240  SH      Defined  01           12240             0
Forest City Enterprises - Clas COM             345550107        13870  209585  SH      Sole                  94885        114700
                                                                  404    6100  SH      Defined  01            6100             0
General Growth Properties      COM             370021107       278124 4307315  SH      Sole                2294886       2012429
                                                                 2945   45610  SH      Defined  01           45610             0
Highwoods Properties, Inc      COM             431284108           68    1727  SH      Defined  01            1727             0
Hilton Hotels Corp Com         COM             432848109        54506 1515745  SH      Sole                 702146        813599
Host Hotels & Resorts, Inc.    COM             44107P104        99965 3799490  SH      Sole                1950080       1849410
Kilroy Realty                  COM             49427F108       118551 1607474  SH      Sole                 855853        751621
                                                                  892   12090  SH      Defined  01           12090             0
Kimco Realty Corp.             COM             49446R109          308    6334  SH      Sole                   6334             0
                                                                  197    4040  SH      Defined  01            4040             0
Liberty Property Trust         COM             531172104        11547  237009  SH      Sole                 117652        119357
                                                                  146    2990  SH      Defined  01            2990             0
Mack-Cali Realty Corporation   COM             554489104          276    5816  SH      Sole                   5816             0
                                                                  157    3290  SH      Defined  01            3290             0
Maguire Properties Inc.        COM             559775101       104987 2952380  SH      Sole                1387779       1564601
                                                                  768   21600  SH      Defined  01           21600             0
Marriott International-CL A    COM             571903202         4446   90800  SH      Sole                  90800             0
Pennsylvania Real Estate       COM             709102107         1727   38956  SH      Defined  01           38956             0
Post Properties, Inc.          COM             737464107          463   10122  SH      Sole                  10122             0
                                                                  252    5500  SH      Defined  01            5500             0
ProLogis                       COM             743410102       116504 1794307  SH      Sole                 842077        952230
                                                                 1148   17680  SH      Defined  01           17680             0
Public Storage Inc.            COM             74460D109         1420   15000  SH      Defined  01           15000             0
Regency Centers Corp           COM             758849103         1004   12015  SH      Sole                  12015             0
                                                                  654    7830  SH      Defined  01            7830             0
SL Green Realty Corp           COM             78440X101       182055 1327125  SH      Sole                 718537        608588
                                                                 1405   10240  SH      Defined  01           10240             0
Simon Property Group, Inc.     COM             828806109       274824 2470335  SH      Sole                1158167       1312168
                                                                 3081   27690  SH      Defined  01           27690             0
Starwood Hotels & Resorts Worl COM             85590A401       166868 2573153  SH      Sole                1447871       1125282
Taubman Centers, Inc.          COM             876664103       133221 2297313  SH      Sole                1304530        992783
                                                                 1374   23700  SH      Defined  01           23700             0
The Macerich Company           COM             554382101       194731 2108385  SH      Sole                1145939        962446
                                                                 1551   16790  SH      Defined  01           16790             0
UDR, Inc.                      COM             902653104          471   15391  SH      Sole                  15391             0
                                                                  279    9100  SH      Defined  01            9100             0
U-Store-It                     COM             91274F104          930   46900  SH      Defined  01           46900             0
Vornado Realty Trust           COM             929042109       333971 2798482  SH      Sole                1482140       1316342
                                                                 2907   24360  SH      Defined  01           24360             0
Washington REIT                COM             939653101           37     996  SH      Defined  01             996             0
Weingarten Realty Investors    COM             948741103          166    4496  SH      Defined  01            4496             0